NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION - Non-consolidated and condensed balance sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Current assets	$ 1,134.0	$ 1,877.8	$ 944.8
Loans to the parent corporation	596.1
Other assets	201.5	185.0	176.9
Total assets	10,097.5	9,921.0	9,458.6
Liabilities and equity
Current liabilities	1,396.4	1,130.2	1,175.6
Long-term debt	6,318.4	5,292.6	5,617.2
Other liabilities	213.3	195.0	202.8
Equity attributable to shareholders	1,335.9	2,458.7	1,767.7
Total liabilities and equity	10,097.5	9,921.0	$ 9,458.6
Parent Company
Assets
Current assets	144.2	161.8
Investments in subsidiaries at cost	477.8	2,536.4
Advances to subsidiaries	48.9	35.7
Convertible obligations, subordinated loans and notes receivable - subsidiaries	2,813.0	149.0
Loans to the parent corporation	596.1
Other assets	488.9	347.2
Total assets	4,568.9	3,230.1
Liabilities and equity
Current liabilities	87.6	66.3
Long-term debt	2,098.9	1,974.8
Advances from subsidiaries	138.8	145.2
Other liabilities	37.6	36.7
Subordinated loan from subsidiaries	2,813.0	491.0
Equity attributable to shareholders	(607.0)	516.1
Total liabilities and equity	$ 4,568.9	$ 3,230.1